Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity of Remaining Operating Leases Liabilities
The table below summarizes the maturity of remaining operating lease liabilities:

Lease payments due in:	Operating Lease
(dollars in thousands)
2025	$391
2026	400
2027	327
2028	330
2029	112
Thereafter	326
Total lease payments	1,886
Less imputed interest	(208)
Total lease liabilities, as reported	$1,678